Business Combinations - Valuation Methodology (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 01, 2018	Dec. 31, 2019
Business Acquisition [Line Items]
Weighted average useful life		3 years
Capella Merger
Business Acquisition [Line Items]
Property and equipment, net	$ 53,182
Capella Merger | Relief from royalty approach
Business Acquisition [Line Items]
Property and equipment, net	14,000
Capella Merger | Cost approach
Business Acquisition [Line Items]
Property and equipment, net	$ 5,000
Student relationships
Business Acquisition [Line Items]
Weighted average useful life	3 years
Student relationships | Capella Merger
Business Acquisition [Line Items]
Weighted average useful life	3 years